                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: __________

This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                           Form 13F File number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Robert Thomas
Title:   Chief Investment Officer
Phone:   (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING

/s/Robert Thomas          Tulsa, OK                   June 5, 2009
-----------------------   -------------------------   ------------------------
      [Signature]               [City, State]                  [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $ 1,607,814
                                        ------------
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                              AS OF MARCH 31, 2009

      COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                                                                                                     Voting Authority
                      Title of             Value X    SHRS or   SH/   Put/  Investment   Other    ----------------------
   Name of Issuer      Class      CUSIP     $1000     PRN Amt   PRN   Call  Discretion  Managers    Sole    Shared  None
--------------------  --------  ---------  --------  ---------  ----  ----  ----------  --------  --------  ------  ----
Anadarko Petroleum     Common   032511107    136609    3512700   SH            Sole                3512700
Apache                 Common   037411105    100678    1570881   SH            Sole                1570881
Bonavista              Common   098536105      4250     350000   SH            Sole                 350000
Chesapeake Energy      Common   165167107    221868   13005150   SH            Sole               13005150
Continental Res.       Common   212015101     54189    2554864   SH            Sole                2554864
Devon Energy           Common   25179M103    104034    2327895   SH            Sole                2327895
Distributed Energy
 Systems               Common   25475V104      0.65      81600   SH            Sole                  81600
Encana Corp.           Common   292505104     22336     550000   SH            Sole                 550000
EOG Resources          Common   26875P101    130997    2392200   SH            Sole                2392200
Newfield Exploration   Common   651290108      1703      75000   SH            Sole                  75000
Petrohawk Energy       Common   716495106     51111    2657900   SH            Sole                2657900
Petroleos
 Brasileiros           Common   71654V408    107903    3541300   SH            Sole                3541300
Sandridge              Common   80007P307      6986    1060100   SH            Sole                1060100
Talisman               Common   87425E103      1313     125000   SH            Sole                 125000
Unit Corporation       Common   909218109    148796    7112623   SH            Sole                7112623
XTO Energy             Common   98385X106    102971    3362875   SH            Sole                3362875
Williams Co            Common   969457100      2801     246176   SH            Sole                 246176
AMR Corp               Common   001765106      9744    3054583   SH            Sole                3054583
ICICI Bank             Common   45104G104      6440     484600   SH            Sole                 484600
UTS SPDR               Common   78462F103    210792    2650800   SH            Sole                2650800
General Electric       Common   369604103     13901    1375000   SH            Sole                1375000
BOK Financial          Common   05561Q201    168392    4880919   SH            Sole                4880919